EQUITY	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY
EQUITY:

(a)	Shareholder rights plan:
The Company has a shareholder rights plan which provides the Board of Directors and the shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, pursue other alternatives for maximizing shareholder value.

(b)	Accumulated other comprehensive income (“AOCI”):
Accumulated other comprehensive income includes the changes in the fair value of the effective portion of qualifying cash flow hedging instruments outstanding at the end of the period.

(c)	Share capital:
Authorized:
Common shares, authorized without limit as to number and without par value. First preferred shares, without limit as to number and without par value, issuable in series and non-voting. Second preferred shares, without limit as to number and without par value, issuable in series and non-voting. As at December 31, 2017 and January 1, 2017, none of the first and second preferred shares were issued.

Issued:
As at December 31, 2017, there were 219,198,989 common shares (January 1, 2017 - 230,218,171) issued and outstanding, which are net of 4,308 common shares (January 1, 2017 - 21,125) that have been purchased and are held in trust as described in note 13(e).

(d)	Normal course issuer bid:
On February 23, 2017, the Company announced the renewal of a normal course issuer bid ("NCIB") beginning February 27, 2017 and ending on February 26, 2018, to purchase for cancellation up to 11,512,267 common shares of the Company, representing approximately 5% of the Company’s issued and outstanding common shares as of February 17, 2017.

On November 1, 2017, the Company obtained approval from the TSX to amend its NCIB program in order to increase the maximum number of common shares that may be repurchased from 11,512,267 common shares, or 5% of the Company’s issued and outstanding common shares as at February 17, 2017 (the reference date for the NCIB), to 16,117,175 common shares, representing approximately 7.2% of the public float (or 7% of the Company’s issued and outstanding common shares) as at February 17, 2017. No other terms of the NCIB were amended.

13. EQUITY (continued):

(d)	Normal course issuer bid (continued):

During the year ended December 31, 2017, the Company repurchased for cancellation a total of 11,512,267 common shares under the NCIB for a total cost of $328.6 million, of which a total of 877,000 common shares were repurchased by way of private agreements with arm’s length third-party sellers. Of the total cost of $328.6 million, $7.7 million was charged to share capital and $320.9 million was charged to retained earnings.

During the fiscal year ended January 1, 2017, the Company repurchased for cancellation a total of 13,775,248 common shares under a previous NCIB for a total cost of $394.5 million, of which a total of 4,025,000 common shares were repurchased by way of private agreements with arm’s length third-party sellers. Of the total cost of $394.5 million, $8.6 million was charged to share capital and $385.8 million was charged to retained earnings.

On February 21, 2018, the Board of Directors of the Company approved the initiation of a new NCIB commencing on February 27, 2018 to purchase for cancellation up to 10,960,391 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. Gildan is authorized to make purchases under the NCIB during the period from February 27, 2018 to February 26, 2019 in accordance with the requirements of the TSX. Purchases will be made by means of open market transactions on both the TSX and the NYSE, or alternative trading systems, if eligible, or by such other means as a securities regulatory authority may permit, including by private agreements under an issuer bid exemption order issued by securities regulatory authorities in Canada. Under the bid, Gildan may purchase up to a maximum of 114,889 shares daily through TSX facilities, which represents 25% of the average daily trading volume on the TSX for the most recently completed six calendar months.

(e)	Common shares purchased as settlement for non-Treasury RSUs:
The Company has established a trust for the purpose of settling the vesting of non-Treasury RSUs. For non-Treasury RSUs that are to be settled in common shares in lieu of cash, the Company directs the trustee to purchase common shares of the Company on the open market to be held in trust for and on behalf of the holders of non-Treasury RSUs until they are delivered for settlement, when the non-Treasury RSUs vest. For accounting purposes, the common shares are considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital. Upon delivery of the common shares for settlement of the non-Treasury RSUs, the number of common shares outstanding is increased, and the amount in contributed surplus is transferred to share capital. As at December 31, 2017, a total of 4,308 common shares purchased as settlement for non-Treasury RSUs were considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital (January 1, 2017 - 21,125 common shares).

(f)	Contributed surplus:
The contributed surplus account is used to record the accumulated compensation expense related to equity-settled share based compensation transactions. Upon the exercise of stock options, the vesting of Treasury RSUs, and the delivery of common shares for settlement of vesting non-Treasury RSUs, the corresponding amounts previously credited to contributed surplus are transferred to share capital.